Short-term Borrowings	9 Months Ended
Sep. 30, 2019
Other Liabilities Current [Abstract]
Short-term Borrowings
9.	Short-term borrowings

On June 25, 2018, Zai Lab (Suzhou) Co. Ltd. entered into a three-year facility agreement for RMB25,000,000 (or $3,642,616) with a local commercial bank, and the outstanding borrowing under this agreement was RMB 20,000,000 (or $2,914,093) and RMB 20,000,000 (or $2,827,694) as of December 31, 2018 and September 30, 2019, respectively, which will be due within one year. The borrowing is guaranteed by Zai Lab (Shanghai) Co. Ltd., with an average interest rate of 4.785% per annum. The agreement does not contain any financial covenants or restrictions.

On December 12, 2018, Zai Biopharmaceutical (Suzhou) Co. Ltd. entered into a three-year facility agreement for RMB40,000,000 (or $5,828,185) with a local commercial bank, the outstanding borrowing under this agreement was RMB 5,000,000 (or $728,523) and RMB 25,000,000 (or $3,534,618) as of December 31, 2018 and September 30, 2019, respectively, which will be due within one year. The borrowing is guaranteed by Zai Lab (Shanghai) Co., Ltd., with average interest rate of 4.785% per annum. The agreement does not contain any financial covenants or restrictions.